LEASES (Narrative) (Details) - Lease agreement [Member] ₪ in Thousands	1 Months Ended				12 Months Ended
	Apr. 30, 2022 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2018 USD ($)	May 31, 2018 ILS (₪)	Dec. 31, 2025 USD ($)
Lease expiration date			December 2027	December 2027
Bank guarantee			$ 303,000	₪ 966
Current monthly rent payment			$ 92,800
Minimum [Member]
Term of contract			3 years	3 years
Maximum [Member]
Term of contract			4 years	4 years
Warehouse [Member]
Lease expiration date	July 2025		August 2027	August 2027	February, 2025
Current monthly rent payment			$ 12,900
Office Building [Member]
Current monthly rent payment	$ 18,000	$ 29,100			$ 5,000
Term of contract	5 years	7 years 4 months			6 years